Schedule 1 - Condensed Parent Company Financial Statements (Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net	$ 99,146	$ 96,999
Deferred income taxes		26,849
Prepayments and other current assets	11,802	11,748
Total current assets	128,370	152,522
Deferred charges and other assets, net	52,043	52,084
Investment in subsidiaries	7,716	43,334
Total assets	5,741,038	5,406,752	$ 5,051,817	$ 4,858,517	$ 4,348,420
Stockholders' equity	1,725,930	1,655,343	$ 1,534,835	$ 1,385,704	$ 1,251,313
Long-term debt, excluding current portion	1,743,612	1,560,655
Current portion of long-term debt	35,593	58,615
Accrued interest	12,651	12,437
Accounts payable	56,452	63,035
Accrued taxes	21,887	31,462
Other accrued liabilities	49,895	41,388
Total current liabilities	193,199	225,335
Other liabilities	100,498	109,692
Total liabilities and equity	5,741,038	5,406,752
Aqua America, Inc. [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net	382	346
Accounts receivable - affiliates	28,423	19,852
Income tax receivable	219	581
Deferred income taxes		22,456
Prepayments and other current assets	3,545	3,366
Total current assets	32,569	46,601
Deferred charges and other assets, net	21,313	19,180
Notes receivable - affiliates	331,604	300,932
Accounts receivable - affiliates	103,891	98,647
Deferred income tax asset	85,089	72,407
Investment in subsidiaries	1,745,634	1,664,768
Total assets	2,320,100	2,202,535
Stockholders' equity	1,725,927	1,655,343
Long-term debt, excluding current portion	420,350	378,400
Current portion of long-term debt	16,050	18,000
Accrued interest	2,495	2,603
Accounts payable - affiliates	21,465	22,003
Other accrued liabilities	16,169	10,986
Total current liabilities	56,179	53,592
Other liabilities	117,644	115,200
Total liabilities and equity	$ 2,320,100	$ 2,202,535